ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:

	2024	2023	2022
Trade payables	$5,269,426	$1,370,658	$2,723,531
Payroll related liabilities	368,289	563,588	452,751
Accrued liabilities	332,822	367,211	186,148

	$5,970,537	$2,301,457	$3,362,430